Condensed consolidated income statement (unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated income statement (unaudited)
Revenue	€ 4,691	€ 4,503
Operating Profit	587	569
Net finance costs	(72)	(10)
-Pensions and similar obligations	(1)	(5)
-Finance income	7	3
-Finance costs	(78)	(8)
Net monetary gain/(loss) arising from hyperinflationary economies	(13)	27
Profit before taxation	502	586
Taxation	(153)	(122)
Net profit	349	464	[1]
Attributable to:
-Non-controlling interests	7	10
-Shareholders of the Company / Parent investment	€ 342	€ 454
Earnings per share, in €
Basic earnings per share	€ 0.56
Diluted earnings per share	€ 0.55

[1]	In H1 2025, Profit for the period is presented within Invested Capital.